Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Subsidiaries of the Company

The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2021	2020
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	50.93%	45.84%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (iii)	100.00%	100.00%
YASHIN Energy Corporation Limited ("YASHIN") (iii)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING") (iii)	100.00%	100.00%

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

APWC holds 50.93% of the interests of Charoong Thai.  Until June 30, 2021, Charoong Thai held 90% of the interests in SFO, giving APWC control over 45.84% of the voting power of SFO.  On June 30, 2021, Charoong Thai acquired the other 10% interest in SFO (for a total consideration of THB 7.5 million), increasing its interests in SFO to 100% and APWC’s control of the voting power of SFO from 45.84% to 50.93%.  Our Company recorded the effect of change in shareholding of the subsidiaries, amounting to $(167) under the caption of “Additional paid-in capital” in the consolidated statement of change in equity.